Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2020
12. Earnings Per Share
Computation of basic and diluted earnings per share
The following table reconciles the computation of basic and diluted earnings per share:

For the	Year ended December 31
millions of Canadian dollars (except per share amounts)	2020	2019
Numerator
Net income attributable to common shareholders	$937.6	$662.8
Diluted numerator	937.6	662.8
Denominator
Weighted average shares of common stock outstanding	246.5	238.5
Weighted average deferred share units outstanding	1.3	1.4
Weighted average shares of common stock outstanding – basic	247.8	239.9
Stock-based compensation	0.4	0.6
Weighted average shares of common stock outstanding – diluted	248.2	240.5
Earnings per common share
Basic	$3.78	$2.76
Diluted	$3.78	$2.76